Commitments and Contingencies Commitments and Contingencies (Details 3) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 27, 2015 USD ($)	Dec. 26, 2014 USD ($)	Sep. 26, 2014 USD ($)	Jun. 28, 2013 USD ($)	Sep. 25, 2015 USD ($) $ / shares	Sep. 26, 2014 USD ($)	Sep. 27, 2013 USD ($)
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos Assets, gross					$ 487
Accrued and other current liabilities
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos Assets, gross					38
Other Assets [Member]
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos Assets, gross					449
Tyco International
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos Liability reserve, net			$ 608		28	$ 608
Asbestos liability reserve, gross			853		(515)	853
Tyco International | Accrued and other current liabilities
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos liability reserve, gross					23
Tyco International | Other Liabilities
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos liability reserve, gross					$ 492
Insurance Assets | Tyco International
Liability for Asbestos and Environmental Claims [Roll Forward]
Asbestos Assets, gross			245			245
Asbestos Matters
Loss Contingency [Abstract]
cash and other assets transferred to QSF	$ 278
settlements received by QSF from historic third-party issuers		$ 22
Loss Contingency, Pending Claims, Number					3,300
Loss Contingency Accrual					$ 538
Loss Contingency, Receivable, Current					245
Impact on income from continuing operations before income taxes from change in look-forward period					116
impact on net income from change in look-forward period					$ 71
effect of income from continuing operations before income taxes per share from change in look-forward period | $ / shares					$ 0.16
effect of net income per share from change in look-forward period | $ / shares					$ 0.15
Asbestos Matters | Yarway Corporation
Liability for Asbestos and Environmental Claims [Roll Forward]
Restricted Cash and Cash Equivalents					$ 11
Restricted Investments					263
Loss Contingency [Abstract]
Asbestos related charge				$ 10	4
Selling, General and Administrative Expenses
Loss Contingency [Abstract]
Environmental Remediation Expense					0	$ 0	$ 100
Selling, General and Administrative Expenses | Asbestos Matters
Loss Contingency [Abstract]
Asbestos related charge			240
Selling, General and Administrative Expenses | Asbestos Matters | Yarway Corporation
Loss Contingency [Abstract]
Asbestos related charge			$ 225
Cash Contributed to Yarway Trust					$ 325